Dividend Income	6 Months Ended
Jun. 30, 2018
Disclosure Of Revenue From Dividends [Abstract]
Disclosure of revenue from dividends

35.	DIVIDEND INCOME

(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Financial assets at FVTPL (IFRS 9)	12,210	31,860	—	—
Financial assets at FVTPL (IAS 39)	—	—	47	190
Financial assets at FVTOCI	1,941	17,844	—	—
AFS financial assets	—	—	19,570	59,255

Total	14,151	49,704	19,617	59,445

(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

Six month ended June 30, 2018
Dividend income recognized from assets held
Equity securities	17,570
Dividend income recognized in assets derecognized	274

Total	17,844